UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011
                                               ---------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):            [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 44th Floor
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           New York, NY 10019
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Form 13F File Number: 028-12839
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Capello
        -----------------------------------------------------
Title:  Portfolio Manager
        -----------------------------------------------------
Phone:  (212) 993-7040
        -----------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

         /s/ Jason Capello                  New York, NY              5/16/2011
---------------------------------  ---------------------------------  ----------
             [Signature]                    [City, State]               [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:              23
                                         --------------
Form 13F Information Table Value Total:      $1,986,181
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A           002896207   35,220   600,000 SH  PUT  SOLE                  600,000      0    0
ADVANCE AUTO PARTS INC       COM            00751Y106  162,530 2,476,837 SH       SOLE                2,476,837      0    0
AIRGAS INC                   COM            009363102   15,941   240,000 SH       SOLE                  240,000      0    0
ANNTAYLOR STORES CORP        COM            036115103    8,733   300,000 SH  PUT  SOLE                  300,000      0    0
BAKER HUGHES INC             COM            057224107  102,802 1,400,000 SH  CALL SOLE                1,400,000      0    0
BAKER HUGHES INC             COM            057224107  234,895 3,198,900 SH       SOLE                3,198,900      0    0
E HOUSE CHINA HLDGS LTD      ADR            26852W103   17,011 1,447,739 SH       SOLE                1,447,739      0    0
FEDEX CORP                   COM            31428X106  210,837 2,253,735 SH       SOLE                2,253,735      0    0
HOME DEPOT INC               COM            437076102   37,060 1,000,000 SH       SOLE                1,000,000      0    0
IFM INVTS LTD                ADS            45172L100    4,063 1,144,492 SH       SOLE                1,144,492      0    0
LOWES COS INC                COM            548661107  239,192 9,050,000 SH       SOLE                9,050,000      0    0
LUMBER LIQUIDATORS HLDGS INC COM            55003T107   42,211 1,689,100 SH       SOLE                1,689,100      0    0
MONSANTO CO NEW              COM            61166W101   65,034   900,000 SH  CALL SOLE                  900,000      0    0
MONSANTO CO NEW              COM            61166W101   69,643   963,788 SH       SOLE                  963,788      0    0
NVR INC                      COM            62944T105   35,154    46,500 SH       SOLE                   46,500      0    0
O REILLY AUTOMOTIVE INC NEW  COM            67103H107   33,217   578,087 SH       SOLE                  578,087      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT  678002106   54,600   332,200 SH       SOLE                  332,200      0    0
SCHLUMBERGER LTD             COM            806857108   69,945   750,000 SH  CALL SOLE                  750,000      0    0
SCHLUMBERGER LTD             COM            806857108  171,859 1,842,796 SH       SOLE                1,842,796      0    0
TARGET CORP                  COM            87612E106   66,513 1,330,000 SH  CALL SOLE                1,330,000      0    0
UNITED PARCEL SERVICE INC    CL B           911312106  194,733 2,620,200 SH       SOLE                2,620,200      0    0
UTI WORLDWIDE INC            ORD            G87210103   46,942 2,327,329 SH       SOLE                2,327,329      0    0
WATSCO INC                   COM            942622200   68,046   976,124 SH       SOLE                  976,124      0    0
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